Putnam Investments
One Post Office Square
Boston, MA 02109
July 19, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam VT Capital Opportunities Fund, a series of Putnam Variable Trust (Reg. No. 33-17486) (811-
05346) Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated April 30, 2018, filed with the Commission on April 26, 2018. We are requesting selective review of only the marked text. The Amendment is expected to become effective on September 17, 2018.

The principal changes reflected in the Amendment are to the Fund’s name, investment goal and principal investment strategies. The Amendment reflects the Fund’s new name, Putnam VT Small Cap Growth.

The Putnam VT Small Cap Growth Fund’s goal has been changed to seek capital appreciation. The fund’s principal investment strategies will remain substantially similar, except that the fund will now focus more specifically on small capitalization growth stocks.

The Amendment also includes updated standard Putnam disclosure. Updated financial statement will be filed by amendment.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

/s/ Caitlin E. Robinson
Caitlin E. Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP